Right-of-use-assets - Summary of amounts recognized in statement of net income loss (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Presentation of leases for lessee [abstract]
Depreciation charge of right-of-use assets	€ 12,021	€ 11,834	€ 11,706
Interest on lease liabilities	3,090	2,877	2,584
Expenses relating to short-term leases	2,326	1,465	1,187
Expenses relating to leases of low-value assets, excluding short-term leases	133	125	169
Covid-19 rent concessions		(635)	(1,515)
Total	€ 17,570	€ 15,666	€ 14,131